SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

On January 3, 2025 the Company issued 36,640,375 shares of common stock for a total consideration of $23,449.84

On January 13, 2025 the Company issued 51,215,454 shares of common stock for a total consideration of $32,777.89

On January 22, 2025 the Company issued 79,061,625 shares of common stock for a total consideration of $50,618.64

On January 30, 2025 the Company issued 139,008,500 shares of common stock for a total consideration of $55,603.40

On February 7, 2025 the Company issued 124,464,575 shares of common stock for a total consideration of $49,785.83

On February 27, 2025, the Company issued 142,074,500 shares of common stock for a total consideration of $34,097.88

On March 10, 2025, the Company issued 132,699,709 shares of common stock for a total consideration of $31,847,93

On March 18, 2025, the Company issued 224,563,917 shares of common stock for a total consideration of $53,895.34

On March 27, 2025, the Company issued 203,844,344 shares of common stock for a total consideration of $65,230.19

On April 4, 2025, the Company issued 130,615,137 shares of common stock for a total consideration of $41,796.85